Revenues - Summary of Cumulative Adjustment Made to Consolidated Cash Flow Statement due to Changes in Accounting for Incremental Costs of Obtaining Contracts with Customers (Detail) - USD ($)
$ in Thousands
	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash flows used in operating activities
Net (loss)/income	$ (204,141)	$ 5,277	$ (19,535)	$ (66,145)
(Loss)/gain from discontinued operations, net of tax	(1,022)	28,960	28,185	(6,160)
Loss from continuing operations	(203,119)	(23,683)	(47,720)	(59,985)
Changes in operating assets and liabilities:
Contract assets	1,151	(1,344)	(3,796)	(658)
Contract liabilities - current and long-term	(952)	4,701	9,019	6,573
Cash flows used in operating activities - continuing operations	(21,112)	(7,759)	(15,300)	(33,118)
Cash flows (used in) operating activities - discontinued operations	0	(14,383)	(16,374)	6,808
Net cash (used in) operating activities	$ (21,112)	$ (22,142)	(31,674)	$ (26,310)
ASC 605 [Member]
Cash flows used in operating activities
Net (loss)/income			(19,774)
(Loss)/gain from discontinued operations, net of tax			28,185
Loss from continuing operations			(47,959)
Changes in operating assets and liabilities:
Contract assets			(3,515)
Contract liabilities - current and long-term			8,512
Cash flows used in operating activities - continuing operations			(15,300)
Cash flows (used in) operating activities - discontinued operations			(16,374)
Net cash (used in) operating activities			$ (31,674)